Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Debt Outstanding [Line Items]
Total Debt	$ 11,634	$ 10,394
Less: Unamortized debt issuance costs	(131)	(71)
Total Debt, net of unamortized debt issuance costs	11,503	10,323
Less: Short-term borrowings	(231)	(848)
Less: Current portion of long-term debt	(1,596)	(1,578)
Long-Term Debt	9,675	7,897
Export credit facilities fixed rate | Export credit facilities due 2031
Debt Outstanding [Line Items]
Long-Term Debt	$ 3,485	1,819
Export credit facilities fixed rate | Export credit facilities due 2031 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.40%
Export credit facilities fixed rate | Export credit facilities due 2031 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.40%
Export credit facilities euro-denominated fixed rate | Export credit facilities due 2031
Debt Outstanding [Line Items]
Long-Term Debt	$ 699	189
Export credit facilities euro-denominated fixed rate | Export credit facilities due 2031 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.10%
Export credit facilities euro-denominated fixed rate | Export credit facilities due 2031 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.50%
Export credit facilities floating rate | Export credit facilities due 2022
Debt Outstanding [Line Items]
Long-Term Debt	$ 174	240
Export credit facilities floating rate | Export credit facilities due 2022 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.40%
Export credit facilities floating rate | Export credit facilities due 2022 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.70%
Export credit facilities euro-denominated floating rate | Export credit facilities due 2027
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,040	1,297
Export credit facilities euro-denominated floating rate | Export credit facilities due 2027 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Export credit facilities euro-denominated floating rate | Export credit facilities due 2027 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.60%
Bank loans euro-denominated fixed rate | Bank loans due 2021
Debt Outstanding [Line Items]
Long-Term Debt	$ 221	257
Bank loans euro-denominated fixed rate | Bank loans due 2021 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.50%
Bank loans euro-denominated fixed rate | Bank loans due 2021 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.90%
Bank loans floating rate | Bank loans due 2025
Debt Outstanding [Line Items]
Long-Term Debt	$ 300	495
Bank loans floating rate | Bank loans due 2025 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.10%
Bank loans euro-denominated floating rate | Bank loans due 2023
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,596	1,193
Bank loans euro-denominated floating rate | Bank loans due 2023 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Bank loans euro-denominated floating rate | Bank loans due 2023 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.70%
Bank loans sterling-denominated floating rate | Bank loans due 2023
Debt Outstanding [Line Items]
Long-Term Debt	$ 854	848
Bank loans sterling-denominated floating rate | Bank loans due 2023 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.30%
Bank loans sterling-denominated floating rate | Bank loans due 2023 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.70%
Publicly-traded notes fixed rate | Publicly-traded notes due 2028
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,217	1,217
Publicly-traded notes fixed rate | Publicly-traded notes due 2028 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.00%
Publicly-traded notes fixed rate | Publicly-traded notes due 2028 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.20%
Publicly-traded notes euro-denominated fixed rate | Publicly-traded notes due 2029
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,816	1,989
Publicly-traded notes euro-denominated fixed rate | Publicly-traded notes due 2029 | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.00%
Publicly-traded notes euro-denominated fixed rate | Publicly-traded notes due 2029 | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.90%
Euro-denominated commercial paper | Short-term borrowings due 2020
Debt Outstanding [Line Items]
Debt instrument, interest rate	(0.30%)
Short-Term Borrowings	$ 231	621
Euro-denominated bank loan | Short-term borrowings due 2020
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Euro-denominated bank loan | Short-term Borrowings Due 2018
Debt Outstanding [Line Items]
Short-Term Borrowings	$ 0	$ 227